Group - Statement of Financial Position - (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Purchase of investments other than investments accounted for using equity method	$ 67 [1]
Finance costs - joint venture loan restructure loss	40
Repayment of loans advanced to joint ventures	66
Increase (decrease) in other prepayments	60
Increase (decrease) in receivables from taxes other than income tax	27
Increase (decrease) in recoverable taxes	29
Increase (Decrease) In Trade Receivables	46
Kibali Goldmines SA
Condensed Balance Sheet Statements, Captions [Line Items]
Finance costs - joint venture loan restructure loss	40
Repayment of loans advanced to joint ventures	$ 66

[1]	This relates to the purchase of shares in Gold X2 Mining Inc. and Thesis Gold & Silver Inc.